Fees Summary	Aug. 19, 2024 USD ($) shares
Fees Summary [Line Items]
Narrative Disclosure
Narrative - Max Aggregate Offering Price | $	$ 78,694,000.00
Narrative - Max Aggregate Offering Amount | shares	78,694,000
Final Prospectus	true